Operating Subsidiaries	12 Months Ended
Dec. 31, 2010
Operating Subsidiaries
Operating Subsidiaries

34. Operating Subsidiaries

Operating subsidiaries of the Company as of December 31, 2010 were as follows:

	Country of Incorporation	Percentage ownership
Kookmin Bank	Korea	100.00%
KB Investment & Securities Co., Ltd.	Korea	100.00%
KB Asset Management Co., Ltd.	Korea	100.00%
KB Real Estate Trust Co., Ltd.	Korea	100.00%
KB Investment Co., Ltd.	Korea	100.00%
KB Futures Co., Ltd.	Korea	100.00%
KB Credit Information Co., Ltd.	Korea	100.00%
KB Data Systems Co., Ltd.	Korea	100.00%
Kookmin Bank Hong Kong Ltd. (3)	Hong Kong	100.00%
Kookmin Bank Int'l Ltd. (3)	United Kingdom	100.00%
Kookmin Bank Cambodia PLC. (1) (3)	Cambodia	53.19%
KB Investment & Securities Hong Kong Ltd. (4)	Hong Kong	100.00%
Powernet Technologies Corporation. (2) (5)	Korea	92.64%

(1)	Kookmin Bank Cambodia PLC. newly became a subsidiary of the Company in 2009.
(2)	Powernet Technologies Corporation. newly became a subsidiary of the Company in 2010.
(3)	Indicates percentage of ownership by Kookmin Bank.
(4)	Indicates percentage of ownership by KB Investment & Securities Co., Ltd.
(5)	Indicates percentage of ownership by Chungkang Co., Ltd. that is wholly-owned by KB-Glennwood Private Equity Fund No. 1 of which KB Investment & Securities Co., Ltd. owns 0.03% of the shares.

All holdings are in the common shares of the undertaking concerned. Certain VIEs, which have been consolidated in accordance with the accounting guidance for consolidation of VIEs as of December 31, 2009 and 2010, are not included in the list of operating subsidiaries.